Revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Real estate operation management and services	¥ 5,018	¥ 3,365	¥ 0
Digital security technology services	3,820	8,950	0
Total	¥ 8,838	¥ 12,315	¥ 0